AMERICAN INTERNATIONAL INDUSTRIES, INC. AND SUBSIDIARIES
Consolidated Statements of Cash Flows
Years ended December 31, 2004 and 2003

	2004	2003
	(Restated)	(Restated)
Cash flows from operating activities:
Net income (loss)	$1,029,414	$(943,036)
Adjustments to reconcile net income (loss)
to net cash used in operating activities:
Depreciation and amortization	141,163	131,847
Common stock issued for services	1,083,717	340,049
Realized losses on marketable trading securities	8,400	251,566
Unrealized losses on trading securities	679,710	-
(Gain) loss on sale of real estate acquired for resale	(1,815,870)	14,000
Discount on notes receivable	(1,597,084)	-
(Gain) on sale of drilling rigs	(1,495,812)	-
(Gain) on sale of assets	-	(499,600)
(Increase) decrease of operating assets, net of acquisitions and dispositions:
Accounts receivable	400,116	(781,960)
Inventories	(54,658)	(379,144)
Drilling rigs held for sale	583,121	1,000,000
Prepaid expenses	218,396	(238,565)
Increase (decrease) in operating liabilities, net of acquisitions and dispositions:
Accounts payable and accrued expenses	(1,486,955)	376,925
Minority interest	867,498	4,618
Net cash used in operating activities	(1,438,744)	(723,300)

Cash flows from investing activities:
Capital expenditures for property and equipment	(421,884)	(278,545)
Proceeds from sale of real estate acquired for resale	1,350,000	86,000
Proceeds from sale of drilling rigs	5,000,000	-
Net change in investments	(54,210)	1,255,634
Receipts of principal payments on long-term notes receivable	53,373	24,177
(Increase) decrease in accounts receivable from related parties	282,639	(109,781)
Cash paid for acquisition of subsidiary	-	(1,000,000)
Net cash provided by (used in) investing activities	6,209,918	(22,515)

Cash flows from financing activities:
Proceeds from long-term debt	-	1,190,000
Proceeds from long-term borrowings from related parties	1,481,081	413,418
Repayment of borrowings from related parties	(254,557)	-
Net borrowings (repayments) under lines of credit agreements	297,300	35,227
Principal payments on short-term debt	(1,350,000)	-
Principal payments on long-term debt	(609,358)	(858,245)
Dividends paid	(200,000)	-
Net cash provided by (used in) financing activities	(635,534)	780,400

Net increase in cash	4,135,640	34,585

Cash and cash equivalents at beginning of year	944,233	909,648
Cash and cash equivalents at end of year	$5,079,873	$944,233

Supplemental schedule of cash flow information:
Interest paid	$277,898	$235,295
Taxes paid	$-	$30,384
Non-cash transactions:
Issuance of preferred shares for payment of debt	$-	$4,000,000
Issuance of common shares for payment of debt to related parties	541,870	1,865,556
Receipt of note receivable for sale of real estate acquired for resale	3,401,916

See accompanying notes to consolidated financial statements